Notes Receivable (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 31, 2011 Notes receivables issued on December two thousand ten [Member]	Dec. 31, 2010 Notes receivables issued on December two thousand ten [Member] sqft	Apr. 30, 2011 Notes receivables issued on April two thousand eleven [Member] sqft	Dec. 31, 2011 Notes receivables issued on April two thousand eleven [Member]
Receivables with Imputed Interest [Line Items]
Company provided subordinated loan to the owners					$ 25.0	$ 30.0
Area of land parcel	991,604	1,493,381	12,065,591		287,000	461,000
Fixed interest rate on loan					12.50%		9.00%
Interest income				2.0	0.1		3.2
Maturity date of loan					2017-04-01		2016-05-01
Income from amortization of origination costs	$ 0.1